SIGNIFICANT ACCOUNTING POLICIES, Regulatory Framework (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Regulatory framework [Abstract]
Inflation rate	31.55%	117.80%	211.40%